Property and Equipment, Net (Details) - Schedule of property and equipment - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 11,087,109	$ 2,619,696
Less: accumulated depreciation	(1,903,870)	(616,627)
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	894,340	930,695
Office and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	10,553,571	687,040
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	528,619	561,918
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 1,014,449	$ 1,056,670